Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

September 2, 2022

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194

Dear Sir/Madam:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are the definitive forms of Prospectus, each dated August 31, 2022, for the Funds identified in Exhibit A below, each a series of the Trust (the “Funds”). Definitive copies are being filed to reflect the correction of certain non-material typographical errors within the Prospectus for the Funds contained in Post-Effective Amendment No. 260 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the U. S. Securities and Exchange Commission (the “SEC”) on August 29, 2022, via EDGAR (Accession No. 0001398344-22-017518).

Pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectus and/or Statement of Additional Information for each series of the Trust identified in Exhibit B below, each dated August 31, 2022, that would have been filed under Rule 497(c) do not differ from the Prospectuses and/or Statements of Additional Information contained in Post-Effective Amendment No. 260 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on August 29, 2021 via EDGAR (Accession No. 0001398344-22-017518).

Please address any comments on this filing to the undersigned at (720) 917-0892.

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP

Exhibit A

Funds

Emerald Finance and Banking Innovation Fund (Prospectus only)

Emerald Insights Fund (Prospectus only)

Emerald Growth Fund (Prospectus only)

Grandeur Peak Emerging Markets Opportunities Fund (Prospectus only)

Grandeur Peak Global Contrarian Fund (Prospectus only)

Grandeur Peak Global Micro Cap Fund (Prospectus only)

Grandeur Peak Global Opportunities Fund (Prospectus only)

Grandeur Peak Global Reach Fund (Prospectus only)

Grandeur Peak Global Stalwarts Fund (Prospectus only)

Grandeur Peak International Opportunities Fund (Prospectus only)

Grandeur Peak International Stalwarts Fund (Prospectus only)

Grandeur Peak US Stalwarts Fund (Prospectus only)

Grandeur Peak Global Explorer Fund (Prospectus only)

Exhibit B

Funds

The Disciplined Growth Investors Fund (Prospectus and SAI)

Emerald Finance and Banking Innovation Fund (SAI only)

Emerald Insights Fund (SAI only)

Emerald Growth Fund (SAI only)

Grandeur Peak Emerging Markets Opportunities Fund (SAI only)

Grandeur Peak Global Contrarian Fund (SAI only)

Grandeur Peak Global Micro Cap Fund (SAI only)

Grandeur Peak Global Opportunities Fund (SAI only)

Grandeur Peak Global Reach Fund (SAI only)

Grandeur Peak Global Stalwarts Fund (SAI only)

Grandeur Peak International Opportunities Fund (SAI only)

Grandeur Peak International Stalwarts Fund (SAI only)

Grandeur Peak US Stalwarts Fund (SAI only)

Grandeur Peak Global Explorer Fund (SAI only)

Highland Resolute Fund (Prospectus and SAI)

Rondure New World Fund (Prospectus and SAI)

Rondure Overseas Fund (Prospectus and SAI)

Seafarer Growth and Income Fund (Prospectus and SAI)

Seafarer Overseas Value Fund (Prospectus and SAI)

Vulcan Value Partners Fund (Prospectus and SAI)

Vulcan Value Partners Small Cap Fund (Prospectus and SAI)